Contingencies and restrictions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liability [Abstract]
Disclosure of detailed information about financial indicators [Text Block]	As of December 31, 2018, the above mentioned financial indicator has the following values:
Indicator	12/31/2018	12/31/2017

Leverage	1.00	0.91

Disclosure of detailed information about grantor obligations [Text Block]
Grantor	Relationship	12/31/2018	12/31/2017
		ThUS$	ThUS$

Ferosor Agrícola S.A.	Unrelated third party	3,598	4,067
Tattersall Agroinsumos S.A.	Unrelated third party	2,000	2,000
Contador Frutos S.A.	Unrelated third party	1,587	1,743
Agrícola Lobert Ltda.	Unrelated third party	-	1,264
Covepa SPA	Unrelated third party	720	813
Johannes Epple Davanzo	Unrelated third party	321	363
Hortofrutícola La Serena	Unrelated third party	294	323
Juan Luis Gaete Chesta	Unrelated third party	195	262
Arena Fertilizantes y Semillas	Unrelated third party	216	244
Vicente Oyarce Castro	Unrelated third party	222	244
Soc. Agrocom. Julio Polanco	Unrelated third party	144	163
Bernardo Guzmán Schmidt	Unrelated third party	126	138
Gilberto Rivas Y Cia. Ltda.	Unrelated third party	-	138
Lemp Martin Julian	Unrelated third party	-	124
Comercial Agrosal Ltda.	Unrelated third party	-	116
Soc.Comercial el Mimbral	Unrelated third party	-	101
Total		9,423	12,103